Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Schedule of Borrowings

(In millions of Korean won and foreign currencies in thousands)			December 31, 2024			December 31, 2025
Type	Maturity	Annual interest rates	Foreign currency		Korean won	Foreign currency		Korean won
MTNP notes[1]	Sep. 07, 2034	6.500%	USD	100,000	₩ 147,000	USD	100,000	₩ 143,490
MTNP notes	Jul. 18, 2026	2.500%	USD	400,000	588,000	USD	400,000	573,960
MTNP notes	Sep. 01, 2025	—	USD	400,000	588,000	—		—
MTNP notes	Jan. 21, 2027	1.375%	USD	300,000	441,000	USD	300,000	430,470
MTNP notes	Aug. 08, 2025	—	USD	500,000	735,000	—		—
MTNP notes	Feb. 02, 2028	4.125%	USD	500,000	735,000	USD	500,000	717,450
MTNP notes	Mar. 05, 2027	1.217%	—		—	JPY 23,300,000		213,808
MTNP notes	Mar. 07, 2028	1.367%	—		—	JPY 6,700,000		61,481
MTNP notes	Jan. 03, 2029	4.375%	—		—	USD 500,000		717,450

(In millions of Korean won and foreign currencies in thousands)			December 31, 2024		December 31, 2025
Type	Maturity	Annual interest rates	Foreign currency	Korean won	Foreign currency	Korean won
FR notes [2]	Sep. 29, 2028	Compounded SOFR(3M)+0.660%	—	—	USD 200,000	286,980
The 183-3rd Public bond	Dec. 22, 2031	4.270%	—	160,000	—	160,000
The 184-3rd Public bond	Apr. 10, 2033	3.170%	—	100,000	—	100,000
The 186-4th Public bond	Jun. 26, 2034	3.695%	—	100,000	—	100,000
The 187-4th Public bond	Sep. 02, 2034	3.546%	—	100,000	—	100,000
The 188-2nd Public bond	Jan. 29, 2025	—	—	240,000	—	—
The 188-3rd Public bond	Jan. 29, 2035	2.706%	—	50,000	—	50,000
The 189-3rd Public bond	Jan. 28, 2026	2.203%	—	100,000	—	100,000
The 189-4th Public bond	Jan. 28, 2036	2.351%	—	70,000	—	70,000
The 190-3rd Public bond	Jan. 30, 2028	2.947%	—	170,000	—	170,000
The 190-4th Public bond	Jan. 30, 2038	2.931%	—	70,000	—	70,000
The 191-3rd Public bond	Jan. 15, 2029	2.160%	—	110,000	—	110,000
The 191-4th Public bond	Jan. 14, 2039	2.213%	—	90,000	—	90,000
The 192-3rd Public bond	Oct. 11, 2029	1.622%	—	50,000	—	50,000
The 192-4th Public bond	Oct. 11, 2039	1.674%	—	110,000	—	110,000
The 193-2nd Public bond	Jun. 17, 2025	—	—	70,000	—	—
The 193-3rd Public bond	Jun. 17, 2030	1.608%	—	20,000	—	20,000
The 193-4th Public bond	Jun. 15, 2040	1.713%	—	60,000	—	60,000
The 194-2nd Public bond	Jan. 27, 2026	1.452%	—	140,000	—	140,000
The 194-3rd Public bond	Jan. 27, 2031	1.849%	—	50,000	—	50,000
The 194-4th Public bond	Jan. 25, 2041	1.976%	—	80,000	—	80,000
The 195-2nd Public bond	Jun. 10, 2026	1.806%	—	80,000	—	80,000
The 195-3rd Public bond	Jun. 10, 2031	2.168%	—	40,000	—	40,000
The 196-1st Public bond	Jan. 27, 2025	—	—	270,000	—	—
The 196-2nd Public bond	Jan. 27, 2027	2.637%	—	100,000	—	100,000
The 196-3rd Public bond	Jan. 27, 2032	2.741%	—	30,000	—	30,000
The 197-1st Public bond	Jun. 27, 2025	—	—	280,000	—	—
The 197-2nd Public bond	Jun. 29, 2027	4.188%	—	120,000	—	120,000
The 198-1st Public bond	Jan. 10, 2025	—	—	70,000	—	—
The 198-2nd Public bond	Jan. 12, 2026	3.869%	—	150,000	—	150,000
The 198-3rd Public bond	Jan. 12, 2028	3.971%	—	80,000	—	80,000
The 199-1st Public bond	Jul. 11, 2025	—	—	85,000	—	—
The 199-2nd Public bond	Jul. 10, 2026	4.146%	—	160,000	—	160,000
The 199-3rd Public bond	Jul. 12, 2028	4.221%	—	155,000	—	155,000
The 200-1st Public bond	Feb. 27, 2026	3.552%	—	120,000	—	120,000
The 200-2nd Public bond	Feb. 26, 2027	3.608%	—	200,000	—	200,000
The 200-3rd Public bond	Feb. 27, 2029	3.548%	—	80,000	—	80,000
The 201-1st Public bond	Dec. 02, 2027	2.899%	—	130,000	—	130,000
The 201-2nd Public bond	Dec. 02, 2029	2.918%	—	70,000	—	70,000
The 201-3rd Public bond	Dec. 02, 2034	3.057%	—	100,000	—	100,000
The 202-1st Public bond	Dec. 02, 2027	3.052%	—	—	—	80,000

(In millions of Korean won and foreign currencies in thousands)			December 31, 2024		December 31, 2025
Type	Maturity	Annual interest rates	Foreign currency	Korean won	Foreign currency	Korean won
The 202-2nd Public bond	Dec. 02, 2029	3.221%	—	—	—	40,000
The 202-3rd Public bond	Dec. 02, 2034	3.460%	—	—	—	40,000
The 202-4th Public bond	Dec. 02, 2034	3.682%	—	—	—	40,000
The 18-2nd unsecured bond	Jul. 02, 2026	2.224%	—	50,000	—	50,000
The 19-1nd unsecured bond	Jun. 12, 2027	3.691%	—	50,000	—	50,000
The 19-2nd unsecured bond	Jun. 12, 2029	3.783%	—	50,000	—	50,000
The 149-2nd Won-denominated unsecured bond	Mar. 10, 2026	1.756%	—	30,000	—	30,000
The 152-2nd Won-denominated unsecured bond	Aug. 28, 2026	1.982%	—	20,000	—	20,000
The 154th Won-denominated unsecured bond	Jan. 23, 2025	—	—	40,000	—	—
The 155-3rd Won-denominated unsecured bond	Feb. 28, 2025	—	—	20,000	—	—
The 156-1st Won-denominated unsecured bond [2]	Mar. 25, 2025	—	—	60,000	—	—
The 156-2nd Won-denominated unsecured bond [2]	Mar. 25, 2032	10Y CMS+0.965%	—	40,000	—	40,000
The 158th Won-denominated unsecured bond	Jan. 27, 2025	—	—	50,000	—	—
The 159-2nd Won-denominated unsecured bond	Aug. 11, 2027	4.505%	—	30,000	—	30,000
The 160-3rd Won-denominated unsecured bond	Dec. 12, 2025	—	—	30,000	—	—
The 161-3rd Won-denominated unsecured bond	Jun. 20, 2025	—	—	30,000	—	—
The 161-4th Won-denominated unsecured bond	Dec. 22, 2025	—	—	10,000	—	—
The 163-1st Won-denominated unsecured bond	Feb. 20, 2026	4.059%	—	20,000	—	20,000
The 163-2nd Won-denominated unsecured bond	Feb. 22, 2028	4.311%	—	80,000	—	80,000
The 164-3rd Won-denominated unsecured bond	Apr. 14, 2028	4.220%	—	30,000	—	30,000
The 165-1st Won-denominated unsecured bond	May. 09, 2025	—	—	30,000	—	—
The 165-2nd Won-denominated unsecured bond	Nov. 09, 2026	3.932%	—	10,000	—	10,000
The 165-3rd Won-denominated unsecured bond	May. 07, 2027	3.972%	—	30,000	—	30,000
The 166-2nd Won-denominated unsecured bond	Apr. 22, 2025	—	—	40,000	—	—
The 166-3rd Won-denominated unsecured bond	May. 21, 2025	—	—	10,000	—	—
The 166-4th Won-denominated unsecured bond	May. 22, 2025	—	—	40,000	—	—
The 167-2nd Won-denominated unsecured bond	Jan. 22, 2025	—	—	50,000	—	—
The 167-3rd Won-denominated unsecured bond	Feb. 21, 2025	—	—	10,000	—	—

(In millions of Korean won and foreign currencies in thousands)			December 31, 2024		December 31, 2025
Type	Maturity	Annual interest rates	Foreign currency	Korean won	Foreign currency	Korean won
The 167-4th Won-denominated unsecured bond	Dec. 22, 2025	—	—	10,000	—	—
The 168-1st Won-denominated unsecured bond	Jun. 05, 2025	—	—	40,000	—	—
The 168-2nd Won-denominated unsecured bond	Aug. 06, 2025	—	—	70,000	—	—
The 168-3rd Won-denominated unsecured bond	Oct. 02, 2025	—	—	40,000	—	—
The 169th Won-denominated unsecured bond	Apr. 04, 2025	—	—	50,000	—	—
The 170th Won-denominated unsecured bond	Jun. 12, 2026	3.688%	—	50,000	—	50,000
The 171-1st Won-denominated unsecured bond	Jun. 11, 2027	3.330%	—	20,000	—	20,000
The 171-2nd Won-denominated unsecured bond	Aug. 12, 2027	3.329%	—	60,000	—	60,000
The 172-1st Won-denominated unsecured bond	Mar. 06, 2026	3.514%	—	10,000	—	10,000
The 172-2nd Won-denominated unsecured bond	Mar. 09, 2026	3.514%	—	40,000	—	40,000
The 172-3rd Won-denominated unsecured bond	Sep. 09, 2026	3.474%	—	30,000	—	30,000
The 173-1st Won-denominated unsecured bond	Sep. 23, 2027	3.291%	—	60,000	—	60,000
The 173-2nd Won-denominated unsecured bond	Sep. 24, 2027	3.291%	—	50,000	—	50,000
The 173-3rd Won-denominated unsecured bond	Oct. 22, 2027	3.292%	—	40,000	—	40,000
The 174th Won-denominated unsecured bond	Nov. 10, 2025	—	—	60,000	—	—
The 175-1st Won-denominated unsecured bond	Dec. 10, 2025	—	—	50,000	—	—
The 175-2nd Won-denominated unsecured bond	Dec. 10, 2027	3.101%	—	50,000	—	50,000
The 176th Won-denominated unsecured bond	Dec. 18, 2026	3.134%	—	70,000	—	70,000
The 177-1st Won-denominated unsecured bond	Jul. 09, 2027	3.097%	—	—	—	70,000
The 177-2nd Won-denominated unsecured bond	Jul. 12, 2027	3.097%	—	—	—	70,000
The 177-3rd Won-denominated unsecured bond	Jan. 09, 2029	3.115%	—	—	—	30,000
The 177-4th Won-denominated unsecured bond	Jan. 09, 2030	3.140%	—	—	—	40,000
The 178-1st Won-denominated unsecured bond	Feb. 28, 2029	3.026%	—	—	—	50,000
The 178-2nd Won-denominated unsecured bond	Feb. 28, 2030	3.087%	—	—	—	30,000
The 179-1st Won-denominated unsecured bond	Sep. 23, 2027	3.013%	—	—	—	10,000
The 179-2nd Won-denominated unsecured bond	Sep. 24, 2027	3.013%	—	—	—	40,000

(In millions of Korean won and foreign currencies in thousands)			December 31, 2024		December 31, 2025
Type	Maturity	Annual interest rates	Foreign currency	Korean won	Foreign currency	Korean won
The 179-3rd Won-denominated unsecured bond	Mar. 24, 2028	3.038%	—	—	—	50,000
The 179-4th Won-denominated unsecured bond	Mar. 25, 2030	3.126%	—	—	—	20,000
The 179-5th Won-denominated unsecured bond	Sep. 25, 2030	3.178%	—	—	—	20,000
The 180-1st Won-denominated unsecured bond	Apr. 03, 2028	2.989%	—	—	—	90,000
The 180-2nd Won-denominated unsecured bond	Apr. 04, 2028	2.989%	—	—	—	70,000
The 180-3rd Won-denominated unsecured bond	Apr. 04, 2029	3.026%	—	—	—	40,000
The 181-1st Won-denominated unsecured bond	Nov. 22, 2027	2.730%	—	—	—	80,000
The 181-2nd Won-denominated unsecured bond	May. 22, 2028	2.781%	—	—	—	100,000
The 181-3rd Won-denominated unsecured bond	May. 22, 2029	2.851%	—	—	—	40,000
The 182-1st Won-denominated unsecured bond	Feb. 11, 2028	2.776%	—	—	—	30,000
The 182-2nd Won-denominated unsecured bond	Jun. 13, 2028	2.822%	—	—	—	70,000
The 183th Won-denominated unsecured bond	Aug. 22, 2028	2.798%	—	—	—	80,000
The 184-1st Won-denominated unsecured bond	Oct. 20, 2028	2.800%	—	—	—	80,000
The 184-2nd Won-denominated unsecured bond	Oct. 19, 2029	2.894%	—	—	—	20,000
The 185th Won-denominated unsecured bond	Dec. 10, 2027	3.291%	—	—	—	80,000
Subtotal				9,154,000		8,720,089
Less: Current portion				(3,073,474)		(1,653,217)
Discount on bonds				(24,177)		(23,314)
Total				₩ 6,056,349		₩ 7,043,558
1As of December 31, 2025, the Controlling Company has outstanding notes in the amount of USD 100 million with fixed interest rates under Medium Term Note Program (“MTNP”) registered on the Singapore Stock Exchange, which allowed issuance of notes of up to USD 2,000 million. However, the MTNP was terminated in 2007.
2The CMS (5Y) and CMS (10Y) is approximately 3.870% and 3.263%, respectively as of December 31, 2025.
Schedule of Korean Won and Foreign Currency Borrowings	Convertible bonds

(In millions of Korean won)
Type	Issuance Date	Maturity	Annual interest Rate	December 31, 2024	December 31, 2025
The 1st CB (Private)[1]	Jun. 05, 2020	Jun. 05, 2025	—	₩ 8,000	—
Redemption premium				2,267	—
Conversion rights adjustment				(580)	—
Subtotal				9,687	—
Less: Current portion				(9,687)	—
Total				₩ —	—
1Convertible bond was fully redeemed during the year ended December 31, 2025.
Schedule of Short-term Borrowings	Short-term borrowings

(In millions of Korean won)			December 31, 2024		December 31, 2025
Type	Financial institution	Annual interest rates	Foreign currency	Korean won	Foreign currency	Korean won
Operational	Shinhan Bank[1]	4.900%~4.930%	—	₩ 13,090	—	₩ 9,290
		Term SOFR(3M)+1.940%	—	—	USD 35,000	50,222
		—	—	87,900	—	—
		2.740%	—	—	—	70,000
	Woori Bank[1]	—	—	141,950	—	—
	Korea Development Bank	3.790%~4.680%	—	—	—	24,600
		—	—	35,000	—	—
	Industrial Bank of Korea	4.270%	—	6,000	—	6,000
	Hana Bank	FB(6M)+1.988%	—	—	—	5,000
	KB SECURITIES	—	—	120,000	—	—
		2.730%~3.390%	—	—	—	90,000
	NongHyup Bank[1]	MOR(6M)+1.770%	—	—	—	1,000
		—	—	14,200	—	—
	Standard Chartered Bank[1]	—	—	32,000	—	—
	Korea Investment & Securities	3.130%	—	—	—	70,000
	Kiwoom Securities Co., Ltd.	3.130%	—	—	—	10,000
	Shinhan Securities Co., Ltd.	2.880%~2.940%	—	—	—	198,855
	Daol Securities Co., Ltd	2.600%	—	—	—	98,637
	BIVD	6.400%	—	—	VND 3,768,081	206
	Woori Investment Securities Co., Ltd.	2.730%	—	—	—	30,000
PF loans	Korea Investment Capital	8.000%	—	—	—	16,536
	Korea Investment Savings Bank	8.000%	—	—	—	5,518
	DHG The 1st Co., Ltd.	10.000%	—	—	—	10,000
	HANWHA INVESTMENT & SECURITIES CO., LTD.	8.000%	—	—	—	13,945
	Total			₩ 450,140		₩ 709,809
1Term SOFR(3M), Financial Bond(6M), and MOR(6M) are approximately 3.652%, 2.837%, 2.840% as of December 31, 2025
Schedule of Long-term Borrowings	Long-term borrowings

(In millions of Korean won and thousands of foreign currencies)			December 31, 2024			December 31, 2025
Financial institution	Type	Annual interest rates	Foreign currency	Korean won		Foreign currency	Korean won
Export-Import Bank of Korea	Inter-Korean Cooperation Fund[1]	1.000%	—	₩	987	—	₩	493

CA-CIB	General loans	3.020%~3.820%	—		100,000	—		200,000
JPM	General loans	—	—		100,000	—		—
DBS	General loans	2.980%~3.820%	—		100,000	—		200,000
Shinhan Bank	General loans	3.390%	—		100,000	—		100,000
	General loans[2]	Term SOFR(3M)+1.300%	USD	21,127	31,056	USD	21,127	30,315
	General loans[2]	Term SOFR(3M)+1.600%	USD	8,910	13,098	USD	8,640	12,398
	General loans	—	—		62,398	—		—
	General loans	4.300%	—		—	—		16,900
	General loans	—	USD 35,000		51,450	—		—
Woori Bank	General loans	—	EUR 6,900		10,548	—		—
	PF loans[2]	CD(91D)+1.750%	—		26,526	—		25,526
	General loans	CD(91D)+1.400%	—		—	—		18,000
Hi Investment & Securities	CP	2.302%	—		95,321	—		97,706
Korea Investment & Securities	CP	—	—		78,933	—		—
Korea Development Bank	General loans	3.770%	—		33,000	—		33,000
	General loans	4.310%	—		—	—		10,000
KDB Bank Uzbekistan	loans3	23.000%	UZS	45,448,426	4,999	UZS 29,762,533		3,572
	loans3	10.300%	USD	5,400	7,725	USD	5,400	7,857
NH Jayang	PF loans	—	—		8,366	—		—
Kyobo Life Insurance	PF loans	—	—		44,385	—		—
Standard Chartered Bank Korea	PF loans	3.900%	—		—	—		65,000
	PF loans	—	—		29,590	—		—
Samsung Life Insurance	PF loans	—	—		24,658	—		—
Kookmin Bank	General loans	4.750%	—		8,000	—		8,000
	General loans[2]	CD(91D)+1.400%	—		—	—		20,000
NongHyup Bank	PF loans	3.900%	—		—	—		70,000
Industrial Bank of Korea	PF loans	3.900%	—		—	—		65,000
Kyongnam Bank and others	General loans	4.300%	—		—	—		31,383
Hana Bank and others	PF loans	4.700%	—		—	—		363,838
Subtotal					931,040			1,378,988
Less: Current portion					(371,451)			(136,513)
Total					559,589			1,242,475
1The above Inter-Korean Cooperation Fund is repayable in installments over 13 years after a 7-year grace period.
2Term SOFR (3M) and CD (91D) are approximately 3.652%, 2.810% respectively, as of December 31, 2025.
3The general loans are repayable in installments over 3 years after a two-year grace period.
Schedule of Repayment of Borrowings Including the Current Liabilities	Repayment schedule of the Group’s debentures and borrowings including the portion of current liabilities as of December 31, 2025, is as follows:

(In millions of Korean won)
	Bonds			Borrowings			Total
	In local currency	In foreign currency	Sub- total	In local currency	In foreign currency	Sub- total
Jan.1, 2026 ~ Dec.31 2026	₩ 1,080,000	573,960	1,653,960	765,582	80,741	846,323	2,500,283
Jan.1, 2027 ~ Dec.31 2027	1,370,000	644,278	2,014,278	1,160,122	12,397	1,172,519	3,186,797
Jan.1, 2028 ~ Dec.31 2028	1,085,000	1,065,911	2,150,911	33,000	3,810	36,810	2,187,721
Jan.1, 2029 ~ Dec.31 2029	580,000	717,450	1,297,450	—	3,810	3,810	1,301,260
After Jan.1, 2030	1,460,000	143,490	1,603,490	25,526	3,810	29,336	1,632,826
Total	₩ 5,575,000	3,145,089	8,720,089	1,984,230	104,568	2,088,798	10,808,887